Income(Loss) Per Share Data (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted (loss)/income per share (in US dollars millions, except per share data):

Ordinary shares undistributed (loss)/income	(1,899)	704
E Ordinary shares undistributed (loss)/income	(4)	2
Total undistributed (loss)/income	(1,903)	706

Ordinary shares distributed income	40	193
E Ordinary shares distributed income	-	1
Total distributed income (1)	40	194

Numerator - Net (loss)/income

Attributable to Ordinary shares	(1,859)	897
Attributable to E Ordinary shares	(4)	3
Total attributable to AngloGold Ashanti	(1,863)	900

In calculating diluted (loss)/income per ordinary share, the following were taken into consideration:

(Loss)/income attributable to equity shareholders	(1,859)	897
Loss attributable to E Ordinary shareholders	(4)	-
Interest expense on convertible bonds	33	55
Amortization of issue cost and discount on convertible bonds	-	24
Fair value adjustment on convertible bonds included in (loss)/income	(364)	(170)
(Loss)/income used in calculation of diluted earnings per ordinary share	(2,194)	806

Schedule of Weighted Average Number of Shares [Table Text Block]

	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic (loss)/income per ordinary share
Ordinary shares	384,706,398	382,593,036
Fully vested options (2)	1,970,906	1,706,404
Weighted average number of ordinary shares	386,677,304	384,299,440

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options (3)	-	1,545,223
Dilutive potential of convertible bonds (3)	17,339,706	33,524,615
Dilutive potential of E Ordinary shares (3)	470,070	-
Denominator for diluted (loss)/income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,487,080	419,369,278

Weighted average number of E Ordinary shares used in calculation of basic and diluted (loss)/income per E Ordinary share	1,598,625	2,541,262